INTEREST REVENUE AND EXPENSE	12 Months Ended
Dec. 31, 2012
INTEREST REVENUE AND EXPENSE
INTEREST REVENUE AND EXPENSE

5. INTEREST REVENUE AND EXPENSE

For the years ended December 31, 2012, 2011 and 2010, respectively, Interest revenue and Interest expense consisted of the following:

In millions of dollars	2012	2011	2010
Interest revenue
Loan interest, including fees	$47,712	$49,466	$54,377
Deposits with banks	1,261	1,742	1,245
Federal funds sold and securities borrowed or purchased under agreements to resell	3,418	3,631	3,156
Investments, including dividends	7,525	8,320	11,004
Trading account assets (1)	6,802	8,186	8,079
Other interest	580	513	735
Total interest revenue	$67,298	$71,858	$78,596
Interest expense
Deposits (2)	$7,690	$8,531	$8,332
Federal funds purchased and securities loaned or sold under agreements to repurchase	2,817	3,197	2,808
Trading account liabilities (1)	190	408	379
Short-term borrowings	727	650	917
Long-term debt	9,188	11,423	12,621
Total interest expense	$20,612	$24,209	$25,057
Net interest revenue	$46,686	$47,649	$53,539
Provision for loan losses	10,458	11,336	24,961
Net interest revenue after provision for loan losses	$36,228	$36,313	$28,578

(1)   Interest expense on Trading account liabilities of ICG is reported as a reduction of interest revenue from Trading account assets.

(2)   Includes deposit insurance fees and charges of $1,262 million, $1,332 million and $981 million for the years ended December 31, 2012, December 31, 2011 and December 31, 2010, respectively.